OTHER LONG-TERM ASSETS	12 Months Ended
Dec. 31, 2017
Disclosure Text Block [Abstract]
OTHER LONG-TERM ASSETS

23. OTHER LONG-TERM ASSETS

The composition of Brookfield Renewable’s other long-term assets as at December 31 is presented in the following table:

		Accumulated
	Cost	Amortization	Net Book Value	Net book value
(MILLIONS)	2017			2016
Restricted cash	$103	$-	$103	$129
Unamortized financing fees	32	(27)	5	6
Acquisition downpayment	46	-	46	-
Other	82	(6)	76	41
	$263	$(33)	$230	$176

At December 31, 2017 and 2016, restricted cash was held primarily to satisfy lease payments and credit agreements.